SHORT-TERM AND LONG TERM DEBT	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
SHORT-TERM AND LONG TERM DEBT
SHORT-TERM AND LONG-TERM DEBT
Short-term and long-term debt outstanding as of September 30, 2018 and December 31, 2017 included:

	September 30, 2018	December 31, 2017
	(in millions)
Short-term debt:
AB commercial paper (with interest rates of 2.2% and 1.6%)	$398	$491
AB revolving credit facility (with interest rate of 2.4%)	—	75
AXA Financial commercial paper (with interest rates of 0% and 1.6%)	—	1,290
Total short-term debt	398	1,856

Long-term debt:
Senior Notes (5.00%, due 2048)	1,480	—
Senior Notes (4.35%, due 2028)	1,486	—
Senior Notes (3.90%, due 2023)	793	—
Delayed Draw Term Loan (3 month LIBOR + 1.125%, due 2021)	300	—
AXA Financial Senior Debentures, 7.0%, due 2028	349	349
AXA Equitable non-recourse mortgage debt (with interest rates of 4.1%)	—	82
AXA Equitable non-recourse mortgage debt (with interest rates of 3.9%)	—	121
Total long-term debt	4,408	552
Total short-term and long-term debt	$4,806	$2,408

Short-term Debt
AB Commercial Paper
As of September 30, 2018 and December 31, 2017, AB had $398 million and $491 million, respectively, in commercial paper outstanding with weighted average interest rates of approximately 2.2% and 1.6%, respectively. The commercial paper is short term in nature, and as such, recorded value is estimated to approximate fair value (and considered a Level 2 security in the fair value hierarchy). Average daily borrowings of commercial paper during the nine months ended September 30, 2018 and the year ended December 31, 2017 were $372 million and $482 million, respectively, with weighted average interest rates of approximately 1.9% and 1.2%, respectively.
AXA Financial Commercial Paper
In June 2009, AXA Financial and AXA initiated a commercial paper program on a private placement basis under which AXA Financial or AXA may issue short-term unsecured notes in an aggregate amount not to exceed $2 billion outstanding at any time. At December 31, 2017, $1.3 billion was outstanding with an interest rate of 1.6%. Prior to June 12, 2018, the obligations of AXA Financial were guaranteed by AXA. Subsequent to June 12, 2018, there are no amounts outstanding under this commercial paper program. On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity. See Note 20 for further discussion.
Long-term Debt
Holdings Senior Notes
On April 20, 2018, Holdings issued $800 million aggregate principal amount of 3.900% Senior Notes due 2023, $1.5 billion aggregate principal amount of 4.350% Senior Notes due 2028 and $1.5 billion aggregate principal amount of 5.000% Senior Notes due 2048 (together, the “Notes”). These amounts are recorded net of original issue discount and issuance costs.
Holdings Three-Year Delayed Draw Term Loan
On May 4, 2018, Holdings borrowed $300 million under a $500 million three-year senior unsecured delayed draw term loan agreement and terminated the remaining $200 million capacity at the date of the IPO.
AXA Financial Senior Debentures
As of September 30, 2018 and December 31, 2017, AXA Financial had outstanding $349 million aggregate principal amount of 7.0% Senior Debentures due 2028 (the “Senior Debentures”). Through September 30, 2018, the Senior Debentures were the unsecured, senior indebtedness of AXA Financial. On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity. As a result of the merger, Holdings assumed AXA Financial’s obligations under the Senior Debentures. See Note 20.
Credit Facilities
Holdings Two-Year Delayed Draw Term Loan
In February 2018, Holdings entered into a $3.9 billion two year senior unsecured delayed draw term loan agreement which was terminated in April 2018.
Holdings Revolving Credit Facility
In February 2018, Holdings entered into a $2.5 billion five-year senior unsecured revolving credit facility with a syndicate of banks. The revolving credit facility has a sub-limit of $1.5 billion for the issuance of letters of credit to support our life insurance business reinsured by EQ AZ Life Re following the GMxB Unwind and the third-party GMxB variable annuity business reinsured by CS Life RE Company (“CS Life RE”). In April 2018, the Company had $125 million and $800 million of undrawn letters of credit issued out of the $1.5 billion sub-limit for ACS Life and AXA Equitable Life, respectively, as beneficiaries.
Bilateral Letter of Credit Facilities
In February 2018, the Company entered into bilateral letter of credit facilities, each guaranteed by Holdings, with an aggregate principal amount of approximately $1.9 billion, with the following counterparties:

•	JP Morgan Chase Bank, N.A. ($150 million)

•	Citibank Europe PLC ($175 million)

•	Barclays Bank PLC ($150 million)

•	HSBC Bank USA, National Association ($150 million)

•	Credit Agricole Corporate and Investment Bank ($400 million)

•	Landesbank Hessen-Thuringen Girozentrale ($300 million)

•	Commerzbank AG, New York Branch ($325 million)

•	Natixis, New York Branch ($250 million)

These facilities support our life insurance business reinsured by EQ AZ Life Re following the GMxB Unwind. As of September 30, 2018, $1.9 billion of letters of credit were issued under these facilities, each of which matures on February 16, 2023.
AB Revolving Credit Facility
On September 27, 2018, AB amended and restated the existing $1.0 billion committed, unsecured senior revolving credit facility (the “AB Credit Facility”) with a group of commercial banks and other lenders, reducing the principal amount to $800 million and extending the maturity to September 27, 2023.
The credit facility provides for possible increases in the principal amount by up to an aggregate incremental amount of $200 million. Any such increase is subject to the consent of the affected lenders. The AB Credit Facility is available for AB and SCB LLC for business purposes, including the support of AB’s commercial paper program. Both AB and SCB LLC can draw directly under the AB Credit Facility and AB management expects to draw on the AB Credit Facility from time to time. AB has agreed to guarantee the obligations of SCB LLC under the AB Credit Facility.
The AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including, among other things, restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. As of September 30, 2018, AB was in compliance with these covenants. The AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender’s commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency- or bankruptcy-related events of default, all amounts payable under the AB Credit Facility would automatically become immediately due and payable, and the lender’s commitments would automatically terminate.
As of September 30, 2018 and December 31, 2017, AB and SCB LLC had no amounts outstanding under the AB Credit Facility. During the first nine months of 2018 and the full year 2017, AB and SCB LLC did not draw upon the AB Credit Facility.
AB has a $200 million, unsecured 364-day senior revolving credit facility (the “Revolver”) with a leading international bank and the other lending institutions that may be party thereto, which matures on November 28, 2018. The Revolver is available for AB's and SCB LLC’s business purposes, including the provision of additional liquidity to meet funding requirements primarily related to SCB LLC’s operations. Both AB and SCB LLC can draw directly under the Revolver and management expects to draw on the Revolver from time to time. AB has agreed to guarantee the obligations of SCB LLC under the Revolver. The Revolver contains affirmative, negative and financial covenants that are identical to those of AB’s $800 million committed, unsecured senior revolving credit facility. As of September 30, 2018, AB had no amounts outstanding under the Revolver. As of December 31, 2017, AB had $75 million outstanding under the Revolver with an interest rate of 2.4%. Average daily borrowing under the Revolver during the nine months ended September 30, 2018 and year ended December 31, 2017 were $17 million and $21 million, respectively, with weighted average interest rates of approximately 2.7% and 2.0%, respectively.
Termination of AXA Financial’s Participation in AXA Facilities
On the date of the IPO, AXA Financial terminated its participation in the following credit facilities guaranteed by AXA: (i) J.P. Morgan Chase Bank $250 million multi-currency revolving credit facility; (ii) Citibank $300 million multi-currency credit facility; (iii) Bank of America Merrill Lynch $300 million multi-currency revolving credit facility; and (iv) club deal unsecured revolving credit facility with a number of lending institutions for $1.3 billion.
Also, AXA Financial, AXA RE Arizona Company (“AXA RE Arizona”) and CS Life RE terminated their participation in an unsecured revolving credit facility guaranteed by AXA totaling €1.6 billion (or its equivalent in optional currencies) with a number of major European lending institutions.
On April 25, 2018, AXA Equitable Life (as successor to AXA RE Arizona) canceled its $1.5 billion revolving credit facility with AXA.
In the second quarter of 2018, AXA RE Arizona terminated its participation in the following credit facilities guaranteed by AXA: (i) $700 million letter of credit facility agreement with Commerzbank, (ii) $2.5 billion letter of credit facility agreement with Citibank Europe Plc and (iii) $200 million letter of credit facility agreement with JP Morgan Europe Limits.

10)	SHORT-TERM AND LONG TERM DEBT

Short-term and long term debt consists of the following:

	December 31,
	2017	2016
	(in millions)
Short-term debt:
AB revolving credit facility (with interest rate of 2.4%)	$75	$—
AB commercial paper (with interest rates of 1.6% and 0.9%)	491	513
AXA Financial commercial paper (with interest rates of 1.6% and 1.5%)	1,290	743

Total short-term debt	$1,856	$1,256

Long-term debt:
AXA Financial Senior Debentures, 7.0%, due 2028	349	349
AXA Equitable non-recourse mortgage debt (with interest rate of 4.1%)	82	—
AXA Equitable non-recourse mortgage debt (with interest rate of 3.9%)	121	—

Total Short-term and Long-term debt	$2,408	$1,605

Short-term Debt

On December 1, 2016, AB entered into a $200 million, unsecured 364-day senior revolving credit facility (the “AB Revolver”) with a leading international bank and the other lending institutions that may be party thereto. On November 29, 2017, as part of an amendment and restatement, the maturity date of the AB Revolver was extended from November 29, 2017 to November 28, 2018. There were no other significant changes included in the amendment. The AB Revolver is available for AB’s and SCB LLC’s business purposes, including the provision of additional liquidity to meet funding requirements primarily related to SCB LLC’s operations. Both AB and SCB LLC can draw directly under the AB Revolver and management expects to draw on the AB Revolver from time to time. AB has agreed to guarantee the obligations of SCB LLC under the AB Revolver. The AB Revolver contains affirmative, negative and financial covenants which are identical to those of the AB Credit Facility described below. As of December 31, 2017, AB had $75 million outstanding under the AB Revolver with an interest rate of 2.4%.

As of December 31, 2017 and 2016, AB had $491 million and $513 million, respectively, in commercial paper outstanding with weighted average interest rates of approximately 1.6% and 0.9%, respectively.

In June 2009, AXA Financial and AXA initiated a commercial paper program on a private placement basis under which AXA Financial or AXA may issue short-term unsecured notes in an aggregate amount not to exceed $2,000 million outstanding at any time. The obligations of AXA Financial are guaranteed by AXA. At December 31, 2017 and 2016, $1,290 million and $743 million were outstanding with interest rates of 1.6% and 1.5%, respectively.

Long-term Debt

As of December 31, 2017, AXA Financial had outstanding $349 million aggregate principal amount of 7% Senior Debentures due 2028 (the “Senior Debentures”). The Senior Debentures are the unsecured, senior indebtedness of AXA Financial. The Senior Debentures contain customary affirmative and negative covenants, including a limitation on liens and a limit on AXA Financial’s ability to consolidate, merge or sell or otherwise dispose of all or substantially all of its assets. The Senior Debentures also include customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding Senior Debentures may be accelerated. At December 31, 2017, AXA Financial was not in breach of any of the covenants contained in the Senior Debentures.

As of December 31, 2017, AXA Equitable had $121 million on and $82 million in mortgage debt outstanding on two consolidated real estate joint ventures due August 2027 and September 2022 respectively, with a weighted average interest rates of approximately 3.9% and 4.1%, respectively.

Credit facilities available to the Company consist of following:

	Date			Available to Company
Facilities	Start	Maturity	Total Facility	Revolver	Swingline
			(In Millions)
Bilateral Facilities:
JP Morgan	5/7/2014	5/7/2019	$400	$250	$250
Citibank	12/18/2015	12/18/2020	$300	$300	$300
BAML	7/28/2016	7/28/2021	$450	$300	$300
Syndicated Facilities:
Club Deal (HSBC as Agent)	12/12/2014	12/11/2020	€1,570	€1,570	$1,000
Club Deal (Citibank as Agent)	6/26/2015	6/26/2021	$1,295	$250	$250
AB Revolver	11/29/2017	11/28/2018	$200	$200	$—
AB Credit Facility	10/22/2014	10/22/2019	$1,000	$1,000	$240
Affiliated Facilities:
AXA S.A.	11/18/2016	11/18/2019	$1,500	$1,500	$—

Additional Credit Facilities Available

In May 2014, AXA and AXA Financial entered into a credit agreement with J. P. Morgan Chase Bank. The credit agreement calls for a $250 million multicurrency revolving credit facility (including a swingline facility). In July 2017, AXA and AXA Financial amended the credit agreement with J.P. Morgan Chase Bank to increase the multicurrency revolving credit facility from $250 million to $400 million. Under the terms of the amended credit agreement, up to $250 million is available to AXA Financial for general corporate purposes and Commercial Paper refinancing (“CP refinancing”). The obligations of AXA Financial are guaranteed by AXA. At December 31, 2017, no borrowings were outstanding.

In December 2015, AXA and AXA Financial entered into a credit agreement with Citibank which calls for a $300 million multicurrency revolving credit facility (including a swingline facility). Under the terms of the credit agreement, up to $300 million is available to AXA Financial for general corporate purpose and CP refinancing until its maturity. The obligations of AXA Financial are guaranteed by AXA. At December 31, 2017, no borrowings were outstanding.

In July 2016, AXA and AXA Financial entered into a credit agreement with Bank of America Merrill Lynch. The credit agreement calls for a $300 million multicurrency revolving credit facility (including a swingline facility). In July 2017, AXA and AXA Financial amended the credit agreement to increase the multicurrency revolving credit facility from $300 million to $450 million. Under the terms of the amended credit agreement, up to $300 million is available to AXA Financial for general corporate purposes and CP refinancing until its maturity. The obligations of AXA Financial are guaranteed by AXA. At December 31, 2017, no borrowings were outstanding.

In December 2014, AXA, AXA Financial, AXA Arizona RE and CS Life Re entered into a credit agreement with a number of major European lending institutions. The credit agreement provides for an unsecured revolving credit facility totaling €1,570 million (or its equivalent in optional currencies). The obligations of AXA Financial, AXA Arizona RE and CS Life Re are guaranteed by AXA. Amounts under the credit agreement may be borrowed for general corporate purposes and CP refinancing. At December 31, 2017, no borrowings were outstanding.

In June 2015, AXA and AXA Financial entered into a club deal credit facility with a number of lending institutions. The credit agreement provides for an unsecured revolving credit facility totaling $1,295 million (or its equivalent in optional currencies). The aggregated maximum amount which may be utilized by AXA Financial in respect of revolving loans or swingline advances is $250 million. AXA Financial may only draw loans denominated in U.S. dollars. The obligations of AXA Financial are guaranteed by AXA. Loans drawn under the credit agreement may be borrowed for general corporate purposes and swingline advances for CP refinancing until its maturity. At December 31, 2017, no borrowings were outstanding under this facility.

In November 2016, AXA Arizona RE entered into a revolving facility agreement with AXA. The credit agreement provides for an unsecured revolving credit facility totaling $1,500 million with a 3 year maturity. At December 31, 2017, no borrowings were outstanding under this facility.

AB has a $1,000 million committed, unsecured senior revolving credit facility (“AB Credit Facility”) with a group of commercial banks and other lenders, which matures on October 22, 2019. The AB Credit Facility provides for possible increases in the principal amount by up to an aggregate incremental amount of $250 million; any such increase is subject to the consent of the affected lenders. The AB Credit Facility is available for AB and SCB LLC’s business purposes, including the support of AB’s $1,000 million commercial paper program. Both AB and SCB LLC can draw directly under the AB Credit Facility and management may draw on the AB Credit Facility from time to time. AB has agreed to guarantee the obligations of SCB LLC under the AB Credit Facility.

The AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. As of December 31, 2017, AB and SCB LLC were in compliance with these covenants. The AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender’s commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency- or bankruptcy-related events of default, all amounts payable under the AB Credit Facility automatically would become immediately due and payable, and the lender’s commitments automatically would terminate.

Amounts under the AB Credit Facility may be borrowed, repaid and re-borrowed by AB and SBC LLC from time to time until the maturity of the facility. Voluntary prepayments and commitment reductions requested by AB and SBC LLC are permitted at any time without fee (other than customary breakage costs relating to the prepayment of any drawn loans) upon proper notice and subject to a minimum dollar requirement. Borrowings under the AB Credit Facility bear interest at a rate per annum, which will be, at AB and SBC LLC’S option, a rate equal to an applicable margin, which is subject to adjustment based on the credit ratings of AB, plus one of the following indexes: London Interbank Offered Rate; a floating base rate; or the Federal Funds rate.

As of December 31, 2017, AB and SCB LLC had no amounts outstanding under the AB Credit Facility and did not draw upon the AB Credit Facility in 2017.

SCB LLC has three uncommitted lines of credit with three financial institutions. Two of these lines of credit permit SCB LLC to borrow up to an aggregate of approximately $175 million, with AB named as an additional borrower, while one line has no stated limit. As of December 31, 2017, SCB LLC had no bank loans outstanding.

In July 2011, AXA, AXA Financial and AXA RE Arizona Company (“AXA Arizona RE”) entered into a multi-currency revolving credit facility with a number of lending institutions. The credit agreement provides for an unsecured revolving credit facility totaling €4,000 million (or its equivalent in optional currencies). In July 2017, AXA Financial, AXA, and AXA Arizona RE voluntarily canceled their participation in this facility.